Document And Entity Information	Oct. 30, 2024
Document Information Line Items
Entity Registrant Name	TRANS-LUX CORPORATION
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000099106
Document Period End Date	Oct. 30, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2257
Entity Tax Identification Number	13-1394750
Entity Address, Address Line One	115 East 34th Street
Entity Address, Address Line Two	#1900
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10156
City Area Code	800
Local Phone Number	243-5544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false